TIMOTHY PLAN SMALL/MID CAP GROWTH FUND (Formerly known as Timothy Plan Aggressive Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.7%
	AEROSPACE & DEFENSE - 1.5%
942	TransDigm Group, Inc.	$952,927

	APPAREL & TEXTILE PRODUCTS - 3.2%
3,078	Deckers Outdoor Corporation(a)	2,057,428

	BIOTECH & PHARMA - 2.1%
1,792	Argenx S.E. - ADR(a)	681,731
12,982	Ionis Pharmaceuticals, Inc.(a)	656,759
		1,338,490
	COMMERCIAL SUPPORT SERVICES - 3.0%
11,087	Clean Harbors, Inc.(a)	1,934,792

	DATA CENTER REIT - 2.0%
9,400	Digital Realty Trust, Inc.	1,265,052

	DIVERSIFIED INDUSTRIALS - 1.9%
8,091	Dover Corporation	1,244,477

	ELECTRICAL EQUIPMENT - 6.0%
16,253	Amphenol Corporation, Class A	1,611,161
5,407	Trane Technologies PLC	1,318,767
19,280	Vertiv Holdings Company	926,018
		3,855,946
	ENGINEERING & CONSTRUCTION - 2.2%
6,415	Quanta Services, Inc.	1,384,357

	HEALTH CARE FACILITIES & SERVICES - 5.2%
9,089	Cardinal Health, Inc.	916,171
8,589	ICON plc(a)	2,431,288
		3,347,459
	HOME CONSTRUCTION - 6.8%
68,940	AZEK Company, Inc. (The)(a)	2,636,955
11,430	Lennar Corporation, Class A	1,703,527
		4,340,482

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND (Formerly known as Timothy Plan Aggressive Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.2%
2,505	United Rentals, Inc.	$1,436,417

	LEISURE FACILITIES & SERVICES - 3.1%
4,855	Domino’s Pizza, Inc.	2,001,377

	MACHINERY - 7.3%
7,892	Lincoln Electric Holdings, Inc.	1,716,194
9,790	Oshkosh Corporation	1,061,334
3,921	Parker-Hannifin Corporation	1,806,404
		4,583,932
	MEDICAL EQUIPMENT & DEVICES - 6.8%
1,886	Align Technology, Inc.(a)	516,764
67,813	Avantor, Inc.(a)	1,548,172
6,190	DexCom, Inc.(a)	768,117
19,210	GE HealthCare Technologies, Inc.	1,485,317
		4,318,370
	OIL & GAS PRODUCERS - 6.2%
10,415	Cheniere Energy, Inc.	1,777,944
10,662	Devon Energy Corporation	482,989
6,319	Diamondback Energy, Inc.	979,951
19,229	EQT Corporation	743,393
		3,984,277
	RENEWABLE ENERGY - 2.6%
9,486	First Solar, Inc.(a)	1,634,248

	RETAIL - DISCRETIONARY - 4.1%
13,538	Burlington Stores, Inc.(a)	2,632,870

	SEMICONDUCTORS - 8.1%
4,467	Monolithic Power Systems, Inc.	2,817,694
21,788	ON Semiconductor Corporation(a)	1,819,952
4,739	Skyworks Solutions, Inc.	532,758
		5,170,404

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND (Formerly known as Timothy Plan Aggressive Growth Fund)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	SOFTWARE - 7.5%
5,267	Crowdstrike Holdings, Inc., Class A(a)	$1,344,770
11,798	Fortinet, Inc.(a)	690,537
1,716	MongoDB, Inc.(a)	701,587
9,176	Zscaler, Inc.(a)	2,033,035
		4,769,929
	SPECIALTY FINANCE - 2.2%
19,011	AerCap Holdings N.V.(a)	1,412,898

	TECHNOLOGY HARDWARE - 8.0%
9,136	Arista Networks, Inc.(a)	2,151,618
16,034	Seagate Technology Holdings plc	1,368,823
5,948	Super Micro Computer, Inc.(a)	1,690,778
		5,211,219
	TECHNOLOGY SERVICES - 4.7%
10,696	Block, Inc., Class A(a)	827,336
3,340	Globant S.A.(a)	794,853
2,471	MSCI, Inc.	1,397,721
		3,019,910

	TOTAL COMMON STOCKS (Cost $51,585,872)	61,897,261

	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUNDS - 3.3%
2,101,293	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $2,101,293)(b)	2,101,293

	TOTAL INVESTMENTS - 100.0% (Cost $53,687,165)	$63,998,554
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(30,367)
	NET ASSETS - 100.0%	$63,968,187

ADR	- American Depositary Receipt

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 3.3%
82,000	Safran S.A. - ADR	$3,618,660
73,000	Thales S.A. - ADR	2,156,128
		5,774,788
	AUTOMOTIVE - 1.9%
55,800	Magna International, Inc.	3,296,664

	BANKING - 10.6%
48,339	DBS Group Holdings Ltd. - ADR	4,894,806
99,000	DNB Bank ASA - ADR	2,106,720
44,900	HDFC Bank Ltd. - ADR	3,013,239
120,100	ICICI Bank Ltd. - ADR	2,863,184
294,000	Itau Unibanco Holding S.A. - ADR	2,043,300
52,500	KBC Group N.V. - ADR	1,705,200
208,000	Sumitomo Mitsui Financial Group, Inc. - ADR	2,013,440
		18,639,889
	BIOTECH & PHARMA - 1.1%
5,200	Argenx S.E. - ADR(a)	1,978,236

	CHEMICALS - 2.2%
98,420	Air Liquide S.A. - ADR	3,833,459

	CONSTRUCTION MATERIALS - 2.3%
58,000	CRH plc	4,011,280

	ELECTRIC UTILITIES - 3.4%
453,000	Enel - Societa per Azioni - ADR	3,349,935
50,200	Iberdrola S.A. - ADR	2,635,500
		5,985,435
	ELECTRICAL EQUIPMENT - 3.1%
72,000	ABB Ltd. - ADR	3,189,600
134,000	Daikin Industries Ltd. - ADR	2,166,780
		5,356,380
	ENGINEERING & CONSTRUCTION - 4.5%
148,000	Cellnex Telecom S.A. - ADR	2,906,720

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	ENGINEERING & CONSTRUCTION - 4.5% (Continued)
155,000	Vinci S.A. - ADR	$4,888,700
		7,795,420
	FOOD - 1.9%
26,300	Kerry Group plc - ADR	2,300,887
53,000	Mowi ASA - ADR	947,110
		3,247,997
	HEALTH CARE FACILITIES & SERVICES - 2.3%
14,400	ICON plc(a)	4,076,208

	HOUSEHOLD PRODUCTS - 3.6%
137,000	Beiersdorf A.G. - ADR	4,095,958
315,000	Unicharm Corporation - ADR	2,275,875
		6,371,833
	INDUSTRIAL SUPPORT SERVICES - 1.6%
10,000	Ashtead Group plc - ADR	2,842,500

	INSTITUTIONAL FINANCIAL SERVICES - 5.0%
194,500	Deutsche Boerse A.G. - ADR	3,996,003
157,000	London Stock Exchange Group plc - ADR	4,706,075
		8,702,078
	INSURANCE - 5.4%
23,500	Ageas S.A./NV - ADR	1,018,960
79,000	AIA Group Ltd. - ADR	2,738,930
66,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	2,792,784
113,000	Tokio Marine Holdings, Inc. - ADR	2,815,960
		9,366,634
	INTERNET MEDIA & SERVICES - 2.0%
576,181	Prosus N.V. - ADR	3,428,277
43,600	Yandex N.V., Class A(a)(b)(c)	43,600
		3,471,877
	LEISURE PRODUCTS - 0.8%
95,000	Shimano, Inc. - ADR	1,464,900

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	MACHINERY - 4.9%
254,000	Atlas Copco A.B. - ADR	$3,792,220
82,150	Techtronic Industries Company Ltd. - ADR	4,901,069
		8,693,289
	MEDICAL EQUIPMENT & DEVICES - 8.2%
61,900	Alcon, Inc.	4,835,628
35,600	Hoya Corporation - ADR	4,432,912
118,000	Olympus Corporation - ADR	1,695,188
76,400	Smith & Nephew plc - ADR	2,084,192
39,500	Sysmex Corporation - ADR	1,096,520
		14,144,440
	METALS & MINING - 1.4%
32,300	Rio Tinto plc - ADR	2,405,058

	OIL & GAS PRODUCERS - 5.7%
60,000	Canadian Natural Resources Ltd.	3,931,200
151,000	Equinor ASA - ADR	4,777,640
81,500	Petroleo Brasileiro S.A. - ADR	1,301,555
		10,010,395
	RETAIL - CONSUMER STAPLES - 1.1%
100,000	Seven & i Holdings Company Ltd. - ADR	1,984,000

	SEMICONDUCTORS - 6.9%
7,400	ASM International N.V. - ADR	3,842,080
11,000	NXP Semiconductors N.V.	2,526,480
29,900	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,109,600
28,200	Tokyo Electron Ltd. - ADR	2,505,288
		11,983,448
	SOFTWARE - 2.7%
17,400	Nice Ltd. - ADR(a)	3,471,474
30,640	Open Text Corporation	1,287,493
		4,758,967
	SPECIALTY FINANCE - 2.1%
39,500	ORIX Corporation - ADR	3,688,905

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	TECHNOLOGY HARDWARE - 1.8%
53,138	FUJIFILM Holdings Corporation - ADR	$3,174,464

	TECHNOLOGY SERVICES - 3.8%
70,000	Amadeus IT Group S.A. - ADR	5,045,600
89,000	Infosys Ltd. - ADR	1,635,820
		6,681,420
	TRANSPORTATION & LOGISTICS - 2.8%
61,800	Canadian Pacific Kansas City Ltd.	4,885,908

	WHOLESALE - CONSUMER STAPLES - 1.5%
32,400	ITOCHU Corporation - ADR	2,638,656

	TOTAL COMMON STOCKS (Cost $140,873,631)	171,264,528

	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
3,318,454	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $3,318,454)(d)	3,318,454

	TOTAL INVESTMENTS - 99.8% (Cost $144,192,085)	$174,582,982
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	392,059
	NET ASSETS - 100.0%	$174,975,041

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Illiquid security. At December 31, 2023, the illiquid security amounted to 0.02% of net assets.

(c)	The value of this security has been determined in good faith under policies approved by the Board of Trustees. This is a level 3 security.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.

SCHEDULE OF INVESTMENTS
TIMOTHY PLAN INTERNATIONAL FUND
DECEMBER 31, 2023

Diversification of Assets
Country	% of Net Assets
Japan	18.3%
France	8.3%
Canada	7.7%
United Kingdom	6.9%
Netherlands	6.7%
Germany	6.2%
Spain	6.0%
Ireland	5.9%
Switzerland	4.6%
Norway	4.5%
Hong Kong	4.4%
India	4.3%
Singapore	2.8%
Sweden	2.2%
Israel	2.0%
Italy	1.9%
Brazil	1.9%
Taiwan Province Of China	1.8%
Belgium	1.5%
Russia	0.0%*
Total	97.9%
Money Market Funds	1.9%
Other Assets Less Liabilities - Net	0.2%
Grand Total	100.0%

*	Less than 0.05%.

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 84.8%
	AEROSPACE & DEFENSE - 1.9%
3,239	TransDigm Group, Inc.	$3,276,572

	APPAREL & TEXTILE PRODUCTS - 0.5%
34,132	On Holding A.G.(a)	920,540

	AUTOMOTIVE - 0.4%
2,530	Tesla, Inc.(a)	628,654

	BANKING - 1.8%
45,096	Western Alliance Bancorp	2,966,866

	BIOTECH & PHARMA - 1.9%
1,333	Regeneron Pharmaceuticals, Inc.(a)	1,170,761
10,661	Zoetis, Inc.	2,104,161
		3,274,922
	CABLE & SATELLITE - 1.6%
4,867	Cable One, Inc.	2,708,924

	CHEMICALS - 3.6%
19,904	FMC Corporation	1,254,947
11,560	Linde plc	4,747,808
		6,002,755
	CONSTRUCTION MATERIALS - 2.9%
9,990	Martin Marietta Materials, Inc.	4,984,111

	DATA CENTER REIT - 1.8%
22,867	Digital Realty Trust, Inc.	3,077,441

	ELECTRIC UTILITIES - 0.9%
25,433	NextEra Energy, Inc.	1,544,800

	ELECTRICAL EQUIPMENT - 4.7%
43,431	Amphenol Corporation, Class A	4,305,315
19,022	Fortive Corporation	1,400,590

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 84.8% (Continued)
	ELECTRICAL EQUIPMENT - 4.7% (Continued)
14,207	Keysight Technologies, Inc.(a)	$2,260,192
		7,966,097
	HEALTH CARE FACILITIES & SERVICES - 0.8%
2,788	Humana, Inc.	1,276,374

	INFRASTRUCTURE REIT - 0.9%
13,204	Crown Castle, Inc.	1,520,969

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
20,318	Intercontinental Exchange, Inc.	2,609,441

	INSURANCE - 4.8%
20,183	Arthur J Gallagher & Company	4,538,753
107,010	Equitable Holdings, Inc.	3,563,433
		8,102,186
	LEISURE FACILITIES & SERVICES - 2.1%
1,535	Chipotle Mexican Grill, Inc.(a)	3,510,484

	MACHINERY - 1.8%
27,432	Oshkosh Corporation	2,973,903

	MEDICAL EQUIPMENT & DEVICES - 6.9%
4,960	Danaher Corporation	1,147,446
17,416	Insulet Corporation(a)	3,778,924
9,511	Intuitive Surgical, Inc.(a)	3,208,631
46,825	Merit Medical Systems, Inc.(a)	3,556,827
		11,691,828
	OIL & GAS PRODUCERS - 2.9%
23,554	ConocoPhillips	2,733,913
13,713	Diamondback Energy, Inc.	2,126,612
		4,860,525
	RETAIL - CONSUMER STAPLES - 1.6%
4,071	Costco Wholesale Corporation	2,687,186

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 84.8% (Continued)
	RETAIL - DISCRETIONARY - 3.2%
7,627	Lowe’s Companies, Inc.	$1,697,389
3,960	O’Reilly Automotive, Inc.(a)	3,762,317
		5,459,706
	SEMICONDUCTORS - 13.9%
24,663	Advanced Micro Devices, Inc.(a)	3,635,573
10,155	Analog Devices, Inc.	2,016,377
5,779	Broadcom, Inc.	6,450,808
4,029	KLA Corporation	2,342,058
10,072	NVIDIA Corporation	4,987,855
7,512	NXP Semiconductors N.V.	1,725,356
30,806	ON Semiconductor Corporation(a)	2,573,225
		23,731,252
	SOFTWARE - 13.7%
43,735	DocuSign, Inc.(a)	2,600,046
3,037	HubSpot, Inc.(a)	1,763,100
1,752	MongoDB, Inc.(a)	716,305
20,149	Palo Alto Networks, Inc.(a)	5,941,538
5,774	ServiceNow, Inc.(a)	4,079,273
7,851	Synopsys, Inc.(a)	4,042,558
9,560	Tyler Technologies, Inc.(a)	3,997,227
		23,140,047
	TECHNOLOGY HARDWARE - 4.1%
12,245	Arista Networks, Inc.(a)	2,883,820
49,510	Ciena Corporation(a)	2,228,445
20,529	Seagate Technology Holdings plc	1,752,561
		6,864,826
	TECHNOLOGY SERVICES - 2.3%
16,971	CDW Corporation	3,857,848

	TRANSPORTATION & LOGISTICS - 1.4%
29,006	Canadian Pacific Kansas City Ltd.	2,293,214

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 84.8% (Continued)
	TRANSPORTATION EQUIPMENT - 0.9%
16,394	PACCAR, Inc.	$1,600,874

	TOTAL COMMON STOCKS (Cost $108,074,359)	143,532,345

	EXCHANGE-TRADED FUNDS — 13.1%
	EQUITY - 13.1%
624,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	14,220,898
209,000	Timothy Plan US Large/Mid Cap Core ETF(b)	7,986,266
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,565,045)	22,207,164

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
3,616,211	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $3,616,211)(c)	3,616,211

	TOTAL INVESTMENTS - 100.0% (Cost $133,255,615)	$169,355,720
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(11,813)
	NET ASSETS - 100.0%	$169,343,907

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.0%
	AEROSPACE & DEFENSE - 2.6%
43,064	Mercury Systems, Inc.(a)	$1,574,850
22,431	Moog, Inc., Class A	3,247,561
		4,822,411
	BANKING - 15.0%
95,144	Atlantic Union Bankshares Corporation	3,476,562
40,392	Banner Corporation	2,163,396
29,571	City Holding Company	3,260,498
94,772	First Bancorp	3,507,512
48,180	National Bank Holdings Corporation, Class A	1,791,814
98,660	Provident Financial Services, Inc.	1,778,840
98,742	Renasant Corporation	3,325,631
117,585	Seacoast Banking Corporation of Florida	3,346,469
44,159	Triumph Financial, Inc.(a)	3,540,668
74,099	Veritex Holdings, Inc.	1,724,284
		27,915,674
	BIOTECH & PHARMA - 1.7%
52,156	Prestige Consumer Healthcare, Inc.(a)	3,192,990

	CHEMICALS - 4.7%
40,015	Avient Corporation	1,663,424
185,765	Ecovyst, Inc.(a)	1,814,924
15,172	Innospec, Inc.	1,869,797
36,326	Stepan Company	3,434,623
		8,782,768
	COMMERCIAL SUPPORT SERVICES - 0.8%
136,303	Legalzoom.com, Inc.(a)	1,540,224

	CONSTRUCTION MATERIALS - 0.9%
44,729	Summit Materials, Inc., Class A(a)	1,720,277

	ELECTRIC UTILITIES - 3.4%
90,801	Avista Corporation	3,245,227
61,467	NorthWestern Corporation	3,128,056
		6,373,283

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	ENGINEERING & CONSTRUCTION - 0.9%
7,764	Comfort Systems USA, Inc.	$1,596,822

	FOOD - 1.8%
20,042	J & J Snack Foods Corporation	3,349,820

	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
26,145	Boise Cascade Company	3,382,117

	HEALTH CARE FACILITIES & SERVICES - 1.9%
122,904	Patterson Companies, Inc.	3,496,619

	HOME CONSTRUCTION - 2.8%
20,729	Century Communities, Inc.	1,889,241
40,764	Masonite International Corporation(a)	3,451,080
		5,340,321
	HOUSEHOLD PRODUCTS - 0.9%
39,006	Central Garden & Pet Company, Class A(a)	1,717,824

	INDUSTRIAL INTERMEDIATE PROD - 0.9%
29,841	AZZ, Inc.	1,733,464

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
56,971	Moelis & Co., Class A	3,197,782
19,167	Piper Sandler Cos	3,351,734
		6,549,516
	INSURANCE - 2.8%
37,225	AMERISAFE, Inc.	1,741,386
146,772	BRP Group, Inc., Class A(a)	3,525,463
		5,266,849
	LEISURE FACILITIES & SERVICES - 2.6%
42,955	Chuy’s Holdings, Inc.(a)	1,642,170
43,069	Papa John’s International, Inc.	3,283,150
		4,925,320

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	MACHINERY - 5.5%
16,352	Alamo Group, Inc.	$3,437,027
34,680	Albany International Corporation, Class A	3,406,270
42,529	Federal Signal Corporation	3,263,675
		10,106,972
	MEDICAL EQUIPMENT & DEVICES - 4.5%
111,763	Avanos Medical, Inc.(a)	2,506,844
28,904	CONMED Corporation	3,165,277
38,347	Merit Medical Systems, Inc.(a)	2,912,838
		8,584,959
	METALS & MINING - 2.7%
87,359	Constellium S.E.(a)	1,743,686
15,880	Encore Wire Corporation	3,391,968
		5,135,654
	OFFICE REIT - 2.6%
126,820	COPT Defense Properties	3,250,397
128,214	Easterly Government Properties, Inc.	1,723,196
		4,973,593
	OIL & GAS PRODUCERS - 6.6%
217,271	Enerplus Corporation	3,332,937
87,439	Northern Oil and Gas, Inc.	3,241,364
140,685	Sitio Royalties Corporation, Class A	3,307,504
64,803	SM Energy Company	2,509,172
		12,390,977
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
17,465	Weatherford International plc(a)	1,708,601

	REAL ESTATE INVESTMENT TRUSTS - 6.4%
134,816	Plymouth Industrial REIT, Inc.	3,245,021
68,538	PotlatchDeltic Corporation	3,365,216
261,884	Summit Hotel Properties, Inc.	1,759,860
189,629	Urban Edge Properties	3,470,211
		11,840,308
	RETAIL - DISCRETIONARY - 3.7%
52,205	Academy Sports & Outdoors, Inc.	3,445,530

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 88.0% (Continued)
	RETAIL - DISCRETIONARY - 3.7% (Continued)
8,657	Boot Barn Holdings, Inc.(a)	$664,511
31,101	Monro, Inc.	912,503
32,560	Sonic Automotive, Inc., Class A	1,830,198
		6,852,742
	RETAIL REIT - 1.7%
127,517	Four Corners Property Trust, Inc.	3,226,180

	TECHNOLOGY HARDWARE - 1.9%
353,074	Viavi Solutions, Inc.(a)	3,555,455

	TELECOMMUNICATIONS - 0.9%
22,531	Cogent Communications Holdings, Inc.	1,713,708

	TRANSPORTATION & LOGISTICS - 1.6%
25,458	ArcBest Corporation	3,060,306

	TOTAL COMMON STOCKS (Cost $148,644,304)	164,855,754

	EXCHANGE-TRADED FUNDS — 10.9%
	EQUITY - 10.9%
580,000	Timothy Plan US Small Cap Core ETF(b) (Cost $14,834,080)	20,520,400

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
2,756,529	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $2,756,529)(c)	2,756,529

	TOTAL INVESTMENTS - 100.4% (Cost $166,234,913)	$188,132,683
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(666,460)
	NET ASSETS - 100.0%	$187,466,223

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.E	- Societas Europea

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 78.8%
	AEROSPACE & DEFENSE - 1.8%
21,813	General Dynamics Corporation	$5,664,182

	BANKING - 3.4%
61,433	BOK Financial Corporation	5,261,736
47,794	Cullen/Frost Bankers, Inc.	5,185,171
		10,446,907
	CHEMICALS - 2.3%
22,268	Sherwin-Williams Company (The)	6,945,389

	COMMERCIAL SUPPORT SERVICES - 1.9%
39,871	Waste Connections, Inc.	5,951,544

	CONTAINERS & PACKAGING - 1.6%
55,114	Crown Holdings, Inc.	5,075,448

	DIVERSIFIED INDUSTRIALS - 2.6%
32,487	Eaton Corporation PLC	7,823,519

	ELECTRIC UTILITIES - 3.5%
89,542	CMS Energy Corporation	5,199,704
66,304	WEC Energy Group, Inc.	5,580,808
		10,780,512
	FOOD - 3.7%
45,194	J M Smucker Company (The)	5,711,618
83,359	McCormick & Company, Inc.	5,703,423
		11,415,041
	HEALTH CARE FACILITIES & SERVICES - 1.7%
19,366	HCA Healthcare, Inc.	5,241,989

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
51,569	Intercontinental Exchange, Inc.	6,623,007

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 78.8% (Continued)
	INSURANCE - 2.2%
30,074	Arthur J Gallagher & Company	$6,763,041

	LEISURE FACILITIES & SERVICES - 4.6%
2,812	Chipotle Mexican Grill, Inc.(a)	6,430,932
18,731	Domino’s Pizza, Inc.	7,721,480
		14,152,412
	MEDICAL EQUIPMENT & DEVICES - 6.0%
28,024	Danaher Corporation	6,483,072
65,307	Revvity, Inc.	7,138,708
23,046	STERIS plc	5,066,663
		18,688,443
	OIL & GAS PRODUCERS - 3.9%
54,647	ConocoPhillips	6,342,877
48,266	EOG Resources, Inc.	5,837,773
		12,180,650
	REAL ESTATE INVESTMENT TRUSTS - 4.2%
49,812	Crown Castle, Inc.	5,737,844
54,075	Prologis, Inc.	7,208,198
		12,946,042
	RETAIL - CONSUMER STAPLES - 4.3%
9,508	Costco Wholesale Corporation	6,276,041
51,036	Dollar General Corporation	6,938,343
		13,214,384
	RETAIL - DISCRETIONARY - 6.5%
28,619	Lowe’s Companies, Inc.	6,369,158
8,006	O’Reilly Automotive, Inc.(a)	7,606,341
28,837	Tractor Supply Company	6,200,820
		20,176,319
	SEMICONDUCTORS - 11.8%
7,708	Broadcom, Inc.	8,604,056
79,794	Lattice Semiconductor Corporation(a)	5,504,988
75,189	Microchip Technology, Inc.	6,780,544
12,515	Monolithic Power Systems, Inc.	7,894,212

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 78.8% (Continued)
	SEMICONDUCTORS - 11.8% (Continued)
15,678	NVIDIA Corporation	$7,764,059
		36,547,859
	SOFTWARE - 6.1%
24,878	Cadence Design Systems, Inc.(a)	6,776,022
11,229	Synopsys, Inc.(a)	5,781,924
14,719	Tyler Technologies, Inc.(a)	6,154,308
		18,712,254
	TECHNOLOGY SERVICES - 2.1%
20,120	CACI International, Inc., Class A(a)	6,516,063

	TRANSPORTATION & LOGISTICS - 2.5%
31,118	Union Pacific Corporation	7,643,203

	TOTAL COMMON STOCKS (Cost $175,008,302)	243,508,208

	EXCHANGE-TRADED FUNDS — 16.9%
	EQUITY - 16.9%
573,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	12,959,255
382,500	Timothy Plan High Dividend Stock ETF(b)	12,666,908
634,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	14,448,797
318,000	Timothy Plan US Large/Mid Cap Core ETF(b)	12,151,352
	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,945,129)	52,226,312

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
13,402,344	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $13,402,344)(c)	$13,402,344

	TOTAL INVESTMENTS - 100.0% (Cost $237,355,775)	$309,136,864
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(63,178)
	NET ASSETS - 100.0%	$309,073,686

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.9%
	CHEMICALS — 2.1%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	$1,535,565
805,000	Nutrien Ltd.	2.9500	05/13/30	728,414
				2,263,979
	COMMERCIAL SUPPORT SERVICES — 0.8%
450,000	Republic Services, Inc.	5.0000	04/01/34	461,920
450,000	Waste Management, Inc.	4.6250	02/15/33	452,541
				914,461
	ELECTRIC UTILITIES — 4.5%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,102,206
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,036,435
855,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	852,482
405,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	415,822
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	430,328
				4,837,273
	GAS & WATER UTILITIES — 1.9%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,107,125

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	971,234

	MACHINERY — 1.6%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	898,788
900,000	John Deere Capital Corporation	3.9000	06/07/32	869,687
				1,768,475
	METALS & MINING — 1.8%
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,487,004
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	469,189
				1,956,193
	OIL & GAS PRODUCERS — 7.1%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	1,876,415
1,980,000	Energy Transfer Operating, L.P.	6.2500	04/15/49	2,056,959
1,125,000	Energy Transfer, L.P.	5.7500	02/15/33	1,162,123
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	472,095

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 29.9% (Continued)
	OIL & GAS PRODUCERS — 7.1% (Continued)
2,240,000	Phillips 66 Company	3.6050	02/15/25	$2,202,625
				7,770,217
	REAL ESTATE INVESTMENT TRUSTS — 3.2%
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,467,669
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,056,306
				3,523,975
	RETAIL - CONSUMER STAPLES — 1.4%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,545,546

	RETAIL - DISCRETIONARY — 1.7%
1,795,000	Tractor Supply Company	5.2500	05/15/33	1,841,298

	TRANSPORTATION & LOGISTICS — 2.9%
1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	976,623
2,190,000	CSX Corporation	3.2500	06/01/27	2,112,678
				3,089,301

	TOTAL CORPORATE BONDS (Cost $33,223,127)			32,589,077

	NON U.S. GOVERNMENT & AGENCIES — 2.0%
	LOCAL AUTHORITY — 2.0%
2,235,000	Province of Ontario Canada (Cost $2,285,285)	2.5000	04/27/26	2,145,586

	U.S. GOVERNMENT & AGENCIES — 66.7%
	AGENCY FIXED RATE — 36.8%
1,209,045	Fannie Mae Pool FM5537	2.0000	01/01/36	1,093,159
909,528	Fannie Mae Pool MA4316	2.5000	04/01/36	838,535
670,354	Fannie Mae Pool MA4366	2.5000	06/01/41	597,641
395,369	Fannie Mae Pool MA4475	2.5000	10/01/41	350,921
1,144,760	Fannie Mae Pool MA4617	3.0000	04/01/42	1,047,270

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.7% (Continued)
	AGENCY FIXED RATE — 36.8% (Continued)
930,654	Fannie Mae Pool FM4053	2.5000	08/01/50	$804,081
1,250,045	Fannie Mae Pool CA8897	3.0000	02/01/51	1,120,350
818,145	Fannie Mae Pool MA4258	3.5000	02/01/51	762,553
435,083	Fannie Mae Pool FM6550	2.0000	03/01/51	362,211
793,525	Fannie Mae Pool CB0855	3.0000	06/01/51	704,624
1,461,052	Fannie Mae Pool FS3744	2.0000	07/01/51	1,201,538
486,086	Fannie Mae Pool FS1807	3.5000	07/01/51	453,183
1,342,936	Fannie Mae Pool FS6141	2.0000	01/01/52	1,107,913
926,126	Fannie Mae Pool CB3486	3.5000	05/01/52	851,180
504,797	Fannie Mae Pool FS1704	4.0000	05/01/52	482,992
847,792	Fannie Mae Pool BV9960	4.0000	06/01/52	806,600
1,705,701	Fannie Mae Pool FS3392	4.0000	09/01/52	1,616,133
877,141	Fannie Mae Pool FS3159	4.5000	10/01/52	854,865
864,996	Fannie Mae Pool FS4075	5.0000	04/01/53	862,190
871,333	Fannie Mae Pool FS5044	4.5000	06/01/53	851,026
1,004,508	Fannie Mae Pool FS5850	6.0000	09/01/53	1,021,831
56,591	Ginnie Mae I Pool 723248	5.0000	10/15/39	57,172
232,676	Ginnie Mae I Pool 783060	4.0000	08/15/40	226,342
128,113	Ginnie Mae I Pool 783403	3.5000	09/15/41	120,901
99,787	Ginnie Mae II Pool 4520	5.0000	08/20/39	101,783
134,062	Ginnie Mae II Pool 4947	5.0000	02/20/41	135,731
238,542	Ginnie Mae II Pool MA3376	3.5000	01/20/46	225,563
152,502	Ginnie Mae II Pool MA3596	3.0000	04/20/46	140,488
407,533	Ginnie Mae II Pool MA3663	3.5000	05/20/46	384,679
146,550	Ginnie Mae II Pool MA3736	3.5000	06/20/46	138,311
250,635	Ginnie Mae II Pool MA4004	3.5000	10/20/46	236,488
168,913	Ginnie Mae II Pool MA4509	3.0000	06/20/47	155,239
202,603	Ginnie Mae II Pool MA4652	3.5000	08/20/47	191,029
249,002	Ginnie Mae II Pool MA4719	3.5000	09/20/47	234,759
255,522	Ginnie Mae II Pool MA4778	3.5000	10/20/47	240,886
204,089	Ginnie Mae II Pool MA4901	4.0000	12/20/47	196,880
174,657	Ginnie Mae II Pool MA4963	4.0000	01/20/48	168,809
168,196	Ginnie Mae II Pool MA6092	4.5000	08/20/49	165,475
180,341	Ginnie Mae II Pool MA6156	4.5000	09/20/49	177,581

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.7% (Continued)
	AGENCY FIXED RATE — 36.8% (Continued)
621,561	Ginnie Mae II Pool BN2662	3.0000	10/20/49	$564,097
165,775	Ginnie Mae II Pool MA6221	4.5000	10/20/49	163,953
168,534	Ginnie Mae II Pool MA6477	4.5000	02/20/50	166,654
261,204	Ginnie Mae II Pool MA6478	5.0000	02/20/50	263,703
272,352	Ginnie Mae II Pool MA6544	4.5000	03/20/50	269,245
188,577	Ginnie Mae II Pool MA6545	5.0000	03/20/50	190,431
1,076,345	Ginnie Mae II Pool MA6598	2.5000	04/20/50	946,351
270,446	Ginnie Mae II Pool MA6600	3.5000	04/20/50	254,444
228,945	Ginnie Mae II Pool MA6601	4.0000	04/20/50	220,955
207,902	Ginnie Mae II Pool MA6603	5.0000	04/20/50	209,890
964,284	Ginnie Mae II Pool MA7255	2.5000	03/20/51	844,621
712,168	Ginnie Mae II Pool MA7418	2.5000	06/20/51	623,886
1,191,857	Ginnie Mae II Pool MA7419	3.0000	06/20/51	1,083,375
1,076,252	Ginnie Mae II Pool MA7472	2.5000	07/20/51	943,283
1,247,527	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,144,394
1,071,713	Ginnie Mae II Pool CE1990	2.5000	09/20/51	937,655
1,261,076	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,104,436
1,015,911	Ginnie Mae II Pool MA7768	3.0000	12/20/51	920,997
1,035,951	Ginnie Mae II Pool MA7829	3.5000	01/20/52	965,263
1,019,394	Ginnie Mae II Pool MA7939	4.0000	03/20/52	973,725
1,125,305	Ginnie Mae II Pool MA7987	2.5000	04/20/52	985,253
1,110,390	Ginnie Mae II Pool MA8098	3.0000	06/20/52	1,006,534
1,084,594	Ginnie Mae II Pool MA8268	4.5000	09/20/52	1,059,702
1,001,135	Ginnie Mae II Pool MA8800	5.0000	04/20/53	995,864
1,209,660	Ginnie Mae II Pool MA8943	3.0000	06/20/53	1,099,056
1,047,585	Ginnie Mae II Pool MA9017	5.5000	07/20/53	1,054,971
	TOTAL AGENCY FIXED RATE (Cost $43,247,036)			40,081,650

	U.S. TREASURY NOTES — 29.9%
700,000	United States Treasury Note	2.2500	11/15/24	684,361
1,525,000	United States Treasury Note	2.0000	08/15/25	1,467,991
3,530,000	United States Treasury Note	0.6250	07/31/26	3,234,845
6,325,000	United States Treasury Note	1.2500	09/30/28	5,612,079
3,015,000	United States Treasury Note	1.2500	08/15/31	2,499,918

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 66.7% (Continued)
	U.S. TREASURY NOTES — 29.9% (Continued)
7,810,000	United States Treasury Note	3.5000	02/15/33	7,589,886
5,215,000	United States Treasury Note	1.7500	08/15/41	3,643,065
2,570,000	United States Treasury Note	2.0000	08/15/51	1,687,717
6,635,000	United States Treasury Note	3.6250	02/15/53	6,157,720
	TOTAL U.S. TREASURY NOTES (Cost $34,621,565)			32,577,582

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $77,868,601)			72,659,232

Shares
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
845,961	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $845,961)(b)			845,961

	TOTAL INVESTMENTS - 99.3% (Cost $114,222,974)			$108,239,856
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			734,963
	NET ASSETS - 100.0%			$108,974,819

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is 2,912,850 or 2.7% of net assets.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.3%
	AEROSPACE & DEFENSE — 0.7%
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	$1,288,319

	ASSET MANAGEMENT — 1.5%
1,600,000	AG TTMT Escrow Issuer, LLC(a)		8.6250	09/30/27	1,683,845
1,000,000	NFP Corporation(a)		8.5000	10/01/31	1,083,226
					2,767,071
	AUTOMOTIVE — 3.7%
2,250,000	Adient Global Holdings Ltd.(a)		8.2500	04/15/31	2,383,958
2,000,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	1,795,665
3,000,000	Tenneco, Inc.(a)		8.0000	11/17/28	2,563,981
					6,743,604
	BIOTECH & PHARMA — 0.3%
439,000	Bausch Health Americas, Inc.(a)		8.5000	01/31/27	244,329
579,000	Emergent BioSolutions, Inc.(a)		3.8750	08/15/28	237,514
					481,843
	CHEMICALS — 6.0%
2,000,000	Avient Corporation(a)		7.1250	08/01/30	2,083,018
1,500,000	Axalta Coating Systems Dutch Holding B BV(a)		7.2500	02/15/31	1,580,625
2,500,000	Axalta Coating Systems LLC(a)		3.3750	02/15/29	2,248,006
3,000,000	Chemours Company (The)(a)		4.6250	11/15/29	2,636,674
2,000,000	Polar US Borrower, LLC / Schenectady International(a)		6.7500	05/15/26	651,920
1,750,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,753,325
					10,953,568
	COMMERCIAL SUPPORT SERVICES — 8.6%
125,000	Atlas LuxCompany 4 S.A.RL / Allied Universal(a)		4.6250	06/01/28	114,388
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,654,097
2,250,000	Covanta Holding Corporation		5.0000	09/01/30	1,920,004
1,625,000	Covert Mergeco, Inc.(a)		4.8750	12/01/29	1,421,680
3,300,000	GFL Environmental Inc(a)		4.0000	08/01/28	3,052,845
500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	515,862
3,255,000	Harsco Corporation(a)		5.7500	07/31/27	3,038,728
2,200,000	Waste Pro USA, Inc.(a)		5.5000	02/15/26	2,119,986
1,750,000	Williams Scotsman, Inc.(a)		7.3750	10/01/31	1,837,131
					15,674,721

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.3% (Continued)
	CONSTRUCTION MATERIALS — 0.5%
500,000	Cemex S.A.B. de C.V.(a)		5.2000	09/17/30	$482,128
500,000	Cemex S.A.B. de C.V.(a)		3.8750	07/11/31	447,663
					929,791
	CONSUMER SERVICES — 2.0%
2,500,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	2,306,987
1,500,000	Rent-A-Center, Inc.(a)		6.3750	02/15/29	1,409,348
					3,716,335
	CONTAINERS & PACKAGING — 9.7%
875,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		6.0000	06/15/27	872,249
2,000,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a)		4.0000	09/01/29	1,697,002
1,750,000	Canpack S.A. / Canpack US, LLC(a)		3.8750	11/15/29	1,501,999
2,000,000	Graham Packaging Company, Inc.(a)		7.1250	08/15/28	1,802,410
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,126,694
1,250,000	LABL, Inc.(a)		5.8750	11/01/28	1,136,719
625,000	LABL, Inc.(a)		9.5000	11/01/28	632,031
1,000,000	LABL, Inc.(a)		8.2500	11/01/29	844,375
3,300,000	Mauser Packaging Solutions Holding Company(a)		7.8750	08/15/26	3,361,031
3,500,000	Pactiv Evergreen Group Issuer, LLC / Pactiv(a)		4.3750	10/15/28	3,264,376
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,574,453
					17,813,339
	ELECTRIC UTILITIES — 1.2%
2,000,000	Vistra Corporation(a),(b)	H15T5Y + 5.740%	7.0000	06/15/70	1,972,740
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	233,596
					2,206,336
	ELECTRICAL EQUIPMENT — 0.5%
500,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	464,147
500,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	456,793
					920,940
	ENGINEERING & CONSTRUCTION — 1.1%
2,194,000	Dycom Industries, Inc.(a)		4.5000	04/15/29	2,038,444

	FOOD — 0.9%
1,600,000	Darling Ingredients, Inc.(a)		6.0000	06/15/30	1,602,123

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.3% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
1,000,000	Schweitzer-Mauduit International, Inc.(a)		6.8750	10/01/26	$960,362

	HEALTH CARE FACILITIES & SERVICES — 4.1%
1,000,000	Catalent Pharma Solutions, Inc.(a)		3.1250	02/15/29	876,250
500,000	Heartland Dental, LLC / Heartland Dental Finance(a)		10.5000	04/30/28	519,395
250,000	LifePoint Health, Inc.(a)		5.3750	01/15/29	185,529
2,000,000	LifePoint Health, Inc.(a)		9.8750	08/15/30	2,023,259
625,000	LifePoint Health, Inc.(a)		11.0000	10/15/30	659,116
1,250,000	MEDNAX, Inc.(a)		5.3750	02/15/30	1,114,266
500,000	Star Parent, Inc.(a)		9.0000	10/01/30	527,596
1,750,000	Tenet Healthcare Corporation		6.1250	10/01/28	1,746,588
					7,651,999
	HOME CONSTRUCTION — 4.3%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		6.6250	01/15/28	487,697
1,250,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		4.6250	08/01/29	1,113,041
500,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		4.6250	04/01/30	446,694
3,042,000	Interface Inc(a)		5.5000	12/01/28	2,816,050
1,650,000	STL Holding Company, LLC(a)		7.5000	02/15/26	1,608,750
1,523,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.8750	09/15/28	1,419,404
					7,891,636
	HOUSEHOLD PRODUCTS — 1.1%
2,050,000	Energizer Holdings, Inc.(a)		6.5000	12/31/27	2,052,114

	INDUSTRIAL SUPPORT SERVICES — 0.9%
1,500,000	Ashtead Capital, Inc.(a)		2.4500	08/12/31	1,224,589
500,000	BCPE Empire Holdings, Inc.(a)		7.6250	05/01/27	483,000
					1,707,589
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
1,250,000	Aretec Escrow Issuer 2, Inc.(a)		10.0000	08/15/30	1,329,875
1,750,000	LPL Holdings, Inc.(a)		4.0000	03/15/29	1,619,690
					2,949,565
	INSURANCE — 0.4%
750,000	HUB International Ltd.(a)		7.2500	06/15/30	792,679

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.3% (Continued)
	LEISURE FACILITIES & SERVICES — 1.3%
1,000,000	Brinker International, Inc.(a)		8.2500	07/15/30	$1,047,070
1,250,000	Raising Cane’s Restaurants, LLC(a)		9.3750	05/01/29	1,335,603
					2,382,673
	MACHINERY — 0.3%
500,000	Redwood Star Merger Sub, Inc.(a)		8.7500	04/01/30	500,575

	MEDICAL EQUIPMENT & DEVICES — 1.7%
750,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	792,143
1,000,000	Mozart Debt Merger Sub, Inc.(a)		3.8750	04/01/29	905,212
1,500,000	Mozart Debt Merger Sub, Inc.(a)		5.2500	10/01/29	1,415,568
					3,112,923
	METALS & MINING — 1.4%
750,000	Arsenal AIC Parent, LLC(a)		8.0000	10/01/30	783,458
2,000,000	Kaiser Aluminum Corporation(a)		4.5000	06/01/31	1,727,315
					2,510,773
	OIL & GAS PRODUCERS — 7.1%
1,250,000	Colgate Energy Partners III, LLC(a)		5.8750	07/01/29	1,220,331
2,822,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	2,677,584
1,000,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC		7.5000	12/15/33	1,037,778
500,000	Crestwood Midstream Partners, L.P. / Crestwood		5.7500	04/01/25	500,513
1,500,000	Crestwood Midstream Partners, L.P. / Crestwood(a)		5.6250	05/01/27	1,495,875
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.7500	02/01/28	502,254
100,000	Genesis Energy, L.P. / Genesis Energy Finance		8.2500	01/15/29	102,865
750,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	776,048
1,500,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	1,467,930
1,250,000	ITT Holdings, LLC(a)		6.5000	08/01/29	1,107,081
2,000,000	NuStar Logistics, L.P.		5.6250	04/28/27	1,993,270
100,000	Permian Resources Operating, LLC(a)		7.0000	01/15/32	103,146
					12,984,675
	PUBLISHING & BROADCASTING — 0.3%
750,000	Gray Television, Inc.(a)		4.7500	10/15/30	565,632

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
1,500,000	Diversified Healthcare Trust		9.7500	06/15/25	1,473,803

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.4% (Continued)
750,000	Service Properties Trust		5.5000	12/15/27	$687,417
375,000	Service Properties Trust(a)		8.6250	11/15/31	393,182
					2,554,402
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
1,000,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,048,850
3,499,000	Howard Hughes Corporation (The)(a)		4.3750	02/01/31	3,040,754
					4,089,604
	RETAIL - CONSUMER STAPLES — 0.6%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	1,104,506

	RETAIL - DISCRETIONARY — 4.8%
2,550,000	Beacon Roofing Supply, Inc.(a)		4.1250	05/15/29	2,320,228
3,162,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	3,005,452
1,500,000	Lithia Motors, Inc.(a)		3.8750	06/01/29	1,356,283
750,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	682,391
1,550,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,383,360
					8,747,714
	SEMICONDUCTORS — 1.2%
2,250,000	Entegris Escrow Corporation(a)		4.7500	04/15/29	2,169,470

	SOFTWARE — 0.6%
1,250,000	Crowdstrike Holdings, Inc.		3.0000	02/15/29	1,131,574

	SPECIALTY FINANCE — 12.9%
2,500,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	2,250,300
1,500,000	Bread Financial Holdings, Inc.(a)		7.0000	01/15/26	1,492,245
250,000	Bread Financial Holdings, Inc.(a)		9.7500	03/15/29	258,386
1,000,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	960,978
3,000,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	3,192,150
1,000,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	953,932
1,000,000	Freedom Mortgage Corporation(a)		12.0000	10/01/28	1,092,917
2,955,000	ILFC E-Capital Trust I(a),(b)	TSFRM3M + 1.812%	7.1860	12/21/65	2,199,643
1,500,000	ILFC E-Capital Trust II(a),(b)	TSFRM3M + 2.062%	7.4360	12/21/65	1,168,307
1,250,000	Ladder Capital Finance Holdings LLLP (a)		4.2500	02/01/27	1,178,905

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.3% (Continued)
	SPECIALTY FINANCE — 12.9% (Continued)
500,000	Nationstar Mortgage Holdings, Inc.(a)		6.0000	01/15/27	$496,765
1,250,000	Nationstar Mortgage Holdings, Inc.(a)		5.5000	08/15/28	1,205,869
1,750,000	Nationstar Mortgage Holdings, Inc.(a)		5.7500	11/15/31	1,634,369
1,500,000	OneMain Finance Corporation		9.0000	01/15/29	1,587,980
500,000	OneMain Finance Corporation		7.8750	03/15/30	515,190
3,500,000	Rithm Capital Corporation(a)		6.2500	10/15/25	3,449,145
					23,637,081
	STEEL — 1.8%
1,000,000	Commercial Metals Company		4.3750	03/15/32	899,020
2,804,000	TMS International Corporation(a)		6.2500	04/15/29	2,317,099
					3,216,119
	TECHNOLOGY HARDWARE — 1.3%
550,000	Ciena Corporation(a)		4.0000	01/31/30	501,520
1,000,000	CommScope, Inc.(a)		8.2500	03/01/27	528,910
750,000	CommScope, Inc.(a)		7.1250	07/01/28	356,989
1,000,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	909,590
					2,297,009
	TECHNOLOGY SERVICES — 1.4%
250,000	GTCR W-2 Merger Sub, LLC(a)		7.5000	01/15/31	264,343
1,750,000	HealthEquity, Inc.(a)		4.5000	10/01/29	1,627,889
750,000	VT Topco, Inc.(a)		8.5000	08/15/30	781,076
					2,673,308
	TRANSPORTATION EQUIPMENT — 0.3%
625,000	Wabash National Corporation(a)		4.5000	10/15/28	564,729

	WHOLESALE - CONSUMER STAPLES — 1.1%
2,500,000	United Natural Foods, Inc.(a)		6.7500	10/15/28	2,027,150

	TOTAL CORPORATE BONDS (Cost $171,201,659)				167,412,295

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.1%
	MONEY MARKET FUNDS - 7.1%
13,055,815	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $13,055,815)(c)	$13,055,815

	TOTAL INVESTMENTS - 98.4% (Cost $184,257,474)	$180,468,110
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	2,927,269
	NET ASSETS - 100.0%	$183,395,379

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

TSFRM3M	CME Term SOFR 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is 147,024,096 or 80.2% of net assets.

(b)	Variable rate security; the rate shown represents the rate on December 31, 2023.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 5.7%
18,501	Elbit Systems Ltd.	$3,945,338
94,000	Leonardo DRS, Inc.(a)	1,883,760
		5,829,098
	APPAREL & TEXTILE PRODUCTS - 2.4%
23,816	Delta Galil Ltd.	1,064,156
20,000	Fox Wizel Ltd.	1,359,008
		2,423,164
	BANKING - 16.9%
92,000	Bank Hapoalim BM - ADR	3,985,440
505,000	Bank Leumi Le-Israel BM	4,067,216
55,300	First International Bank Of Israel Ltd.	2,261,327
602,000	Israel Discount Bank Ltd., Class A	3,014,664
95,000	Mizrahi Tefahot Bank Ltd.	3,679,726
		17,008,373
	BIOTECH & PHARMA - 1.3%
67,000	Enlight Renewable Energy Ltd.(a)	1,300,368

	CHEMICALS - 1.7%
338,902	ICL Group Ltd.	1,697,899

	CONSTRUCTION MATERIALS - 0.6%
213,000	Inrom Construction Industries Ltd.	624,668

	ELECTRIC UTILITIES - 2.6%
34,700	Ormat Technologies, Inc.	2,629,940

	ELECTRICAL EQUIPMENT - 1.7%
24,300	Camtek Ltd.(a)	1,685,934

	FOOD - 1.3%
68,000	Strauss Group Ltd.(a)	1,279,515

	HEALTH CARE FACILITIES & SERVICES - 1.6%
12,769	Danel Adir Yeoshua Ltd.	1,056,311

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.6% (Continued)
1,575,013	Novolog Ltd.	$630,110
		1,686,421
	HOME & OFFICE PRODUCTS - 1.3%
116,585	Maytronics Ltd.	1,323,451

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
425,194	Tel Aviv Stock Exchange Ltd.(a)	2,265,725

	INSURANCE - 4.0%
132,000	Harel Insurance Investments & Financial Services	1,036,454
1,048,628	Migdal Insurance & Financial Holdings Ltd.	1,193,574
182,400	Phoenix Holdings Ltd. (The)	1,849,536
		4,079,564
	INTERNET MEDIA & SERVICES - 1.1%
38,000	Fiverr International Ltd.(a)	1,034,360

	LEISURE FACILITIES & SERVICES - 1.4%
12,800	Fattal Holdings 1998 Ltd.(a)	1,413,015

	MEDICAL EQUIPMENT & DEVICES - 0.7%
30,900	Inmode Ltd.(a)	687,216

	OIL & GAS PRODUCERS - 8.0%
350,000	Delek Drilling, L.P.	985,779
104,968	Energean plc	1,397,022
102,000	Energean plc	1,348,938
5,600	Israel Corp Ltd. (The)(a)	1,425,254
2,350,000	Oil Refineries Ltd.	794,516
8,000	Paz Ashdod Refinery Ltd.(a)	178,154
8,000	Paz Oil Company Ltd. (a)	670,872
1,600,000	Ratio Energies Finance, L.P.	1,320,053
		8,120,588

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
369,000	Reit 1 Ltd.	$1,711,056

	REAL ESTATE OWNERS & DEVELOPERS - 10.8%
62,000	Alony Hetz Properties & Investments Ltd.	507,918
237,000	Amot Investments Ltd.	1,277,324
42,000	Azrieli Group Ltd.	2,721,448
40,000	Elco Ltd.	1,262,727
160,000	Gav-Yam Lands Corp Ltd.	1,301,904
24,380	Melisron Ltd.	1,888,630
643,430	Mivne Real Estate KD Ltd.	1,913,699
		10,873,650
	RENEWABLE ENERGY - 1.4%
296,360	Energix-Renewable Energies Ltd.	1,089,703
3,000	SolarEdge Technologies, Inc.(a)	280,800
		1,370,503
	RETAIL - CONSUMER STAPLES - 2.0%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006	1,044,063
210,000	Shufersal Ltd.(a)	1,002,241
		2,046,304
	SEMICONDUCTORS - 6.5%
30,000	Nova Ltd.(a)	4,121,700
79,223	Tower Semiconductor Ltd.(a)	2,417,886
		6,539,586
	SOFTWARE - 17.7%
14,100	CyberArk Software Ltd.(a)	3,088,605
29,935	Hilan Ltd.	1,576,093
48,800	Mobileye Global, Inc., Class A(a)	2,114,016
6,500	Monday.com Ltd.(a)	1,220,765
22,600	Nice Ltd. - ADR(a)	4,508,926
9,100	Oddity Tech Ltd.(a)	423,423
41,000	One Software Technologies Ltd.	524,184
55,300	Sapiens International Corp N.V.	1,600,382
48,200	Varonis Systems, Inc.(a)	2,182,496

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SOFTWARE - 17.7% (Continued)
21,500	Verint Systems, Inc.(a)	$581,145
		17,820,035
	TECHNOLOGY HARDWARE - 0.3%
28,000	AudioCodes Ltd.	337,960

	TECHNOLOGY SERVICES - 1.7%
72,783	Magic Software Enterprises Ltd.	705,267
56,210	Matrix IT Ltd.	1,060,625
		1,765,892
	TELECOMMUNICATIONS - 0.5%
46,000	Cellcom Israel Ltd.(a)	188,358
74,000	Partner Communications Company Ltd.(a)	365,864
		554,222
	WHOLESALE - DISCRETIONARY - 1.3%
17,300	Tadiran Group Ltd.	1,283,715

	TOTAL COMMON STOCKS (Cost $62,448,103)	99,392,222

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
1,520,131	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $1,520,131)(b)	1,520,131

	TOTAL INVESTMENTS - 99.9% (Cost $63,968,234)	$100,912,353
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	109,904
	NET ASSETS - 100.0%	$101,022,257

ADR	- American Depositary Receipt

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Diversification of Assets
Country	% of Net Assets
Israel	88.5%
United States	7.2%
United Kingdom	2.7%
Total	98.4%
Money Market Funds	1.5%
Other Assets Less Liabilities - Net	0.1%
Grand Total	100.0%

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 37.2%
	CHEMICALS - 1.6%
375	Albemarle Corporation	$54,180
2,778	CF Industries Holdings, Inc.	220,851
1,853	FMC Corporation	116,832
6,014	ICL Group Ltd.	30,130
7,069	K+S A.G.	111,677
4,962	Mosaic Company (The)	177,292
5,109	Nutrien Ltd.	287,790
3,601	OCI N.V.	104,317
171	Sociedad Quimica y Minera de Chile S.A. - ADR	10,298
3,087	Yara International ASA	109,752
		1,223,119
	DATA CENTER REIT - 1.0%
6,000	Digital Realty Trust, Inc.	807,480

	FOOD - 1.2%
2,563	Adecoagro S.A.	28,449
545	Cal-Maine Foods, Inc.	31,278
1,977	Darling Ingredients, Inc.(a)	98,534
2,408	Hormel Foods Corporation	77,321
1,385	Ingredion, Inc.	150,314
4,300	MEIJI Holdings Company Ltd.	102,143
2,600	Morinaga Milk Industry Company Ltd.	50,309
5,082	Mowi ASA	91,040
1,100	NH Foods Ltd.	37,295
4,300	Nisshin Seifun Group, Inc.	57,904
4,700	Nissui Corporation	25,306
1,279	Pilgrim’s Pride Corporation(a)	35,377
841	Salmar ASA	47,118
		832,388
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
2,400	Canfor Corporation(a)	32,333
932	Louisiana-Pacific Corporation	66,014
2,600	Sumitomo Forestry Company Ltd.	77,510

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 37.2% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3% (Continued)
900	West Fraser Timber Company Ltd.	$77,001
		252,858
	GAS & WATER UTILITIES - 0.8%
403	American States Water Company	32,409
559	American Water Works Company, Inc.	73,782
910	California Water Service Group	47,202
8,755	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	133,339
598	Essential Utilities, Inc.	22,335
1,154	Severn Trent plc	37,940
4,078	United Utilities Group plc	55,080
5,278	Veolia Environnement S.A.	166,417
		568,504
	HEALTH CARE FACILITIES & SERVICES - 0.4%
48,754	Brookdale Senior Living, Inc.(a)	283,748

	HEALTH CARE REIT - 0.4%
18,450	Healthcare Realty Trust, Inc.	317,894

	INDUSTRIAL REIT - 0.5%
7,000	Rexford Industrial Realty, Inc.	392,700

	MACHINERY - 1.0%
748	AGCO Corporation	90,815
7,354	CNH Industrial N.V.	89,572
746	Deere & Company	298,303
10,900	Kubota Corporation	164,097
1,700	Kurita Water Industries Ltd.	66,560
840	Weir Group plc (The)	20,201
		729,548
	METALS & MINING - 4.7%
413	Agnico Eagle Mines Ltd.	22,653
1,834	Agnico Eagle Mines Ltd.	100,561
5,121	Alamos Gold, Inc., Class A	68,980
1,829	Alcoa Corporation	62,186

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 37.2% (Continued)
	METALS & MINING - 4.7% (Continued)
2,139	Anglo American PLC	$53,735
3,813	Anglogold Ashanti plc	71,265
1,391	Antofagasta plc	29,782
513	Aurubis A.G.	42,057
44,540	B2Gold Corporation	140,746
8,971	Barrick Gold Corporation	162,285
3,493	BHP Group Ltd. - ADR	238,607
2,352	Cameco Corporation	101,371
4,500	Capstone Copper Corporation(a)	21,906
8,700	Centerra Gold, Inc.	51,939
3,247	Cia de Minas Buenaventura S.A.A - ADR	49,484
964	Cleveland-Cliffs, Inc.(a)	19,685
795	Compass Minerals International, Inc.	20,129
600	Endeavour Mining plc	13,481
16,100	First Quantum Minerals Ltd.	131,841
1,264	Franco-Nevada Corporation	140,064
6,685	Freeport-McMoRan, Inc.	284,580
9,263	Gold Fields Ltd. - ADR	133,943
19,422	Hecla Mining Company	93,420
5,000	Hudbay Minerals, Inc.	27,510
2,500	Ivanhoe Mines Ltd. (a)	24,246
20,463	Kinross Gold Corp.	123,801
2,500	Mitsubishi Materials Corporation	43,400
2,026	MP Materials Corporation(a)	40,216
4,573	Newmont Corporation	189,276
642	Pan American Silver Corporation	10,484
4,975	Rio Tinto plc - ADR	370,438
62	Royal Gold, Inc.	7,500
6,049	Sandstorm Gold Ltd.	30,426
509	Southern Copper Corporation	43,810
5,042	SSR Mining, Inc.	54,252
800	Sumitomo Metal Mining Company Ltd.	24,093
4,943	Teck Resources Ltd., Class B	208,954
17,157	Vale S.A. - ADR	272,110

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 37.2%% (Continued)
	METALS & MINING - 4.7% (Continued)
306	Wheaton Precious Metals Corporation	$15,098
		3,540,314
	OIL & GAS PRODUCERS - 5.5%
5,196	Aker BP ASA	151,131
1,807	APA Corporation	64,835
6,300	ARC Resources Ltd.	93,527
14,900	Baytex Energy Corporation	49,255
3,492	Callon Petroleum Company(a)	113,141
946	Canadian Natural Resources Ltd.	61,982
7,600	Cenovus Energy, Inc.	126,650
400	Chord Energy Corporation	66,492
735	Civitas Resources, Inc.	50,259
549	CNX Resources Corporation(a)	10,980
1,127	ConocoPhillips	130,811
4,962	Coterra Energy, Inc.	126,630
21,700	Crescent Point Energy Corporation	150,511
4,251	Devon Energy Corporation	192,570
1,248	Diamondback Energy, Inc.	193,540
7,447	Enerplus Corporation	114,237
1,525	Eni SpA - ADR	51,865
1,772	EOG Resources, Inc.	214,324
1,232	EQT Corporation	47,629
6,311	Equinor ASA - ADR	199,681
42	Hess Corporation	6,055
200	Imperial Oil Ltd.	11,393
8,800	Inpex Corporation	118,875
1,313	Kosmos Energy Ltd. (a)	8,810
1,380	Magnolia Oil & Gas Corporation, Class A	29,380
4,038	Marathon Oil Corporation	97,558
1,615	Matador Resources Company	91,829
2,900	MEG Energy Corporation(a)	51,807
2,759	Murphy Oil Corporation	117,699
1,901	Occidental Petroleum Corporation	113,509
255	Ovintiv, Inc.	11,200

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 37.2% (Continued)
	OIL & GAS PRODUCERS - 5.5% (Continued)
2,000	Parex Resources, Inc.	$37,661
7,187	Petroleo Brasileiro S.A. - ADR	114,776
904	Pioneer Natural Resources Company	203,292
2,000	PrairieSky Royalty Ltd.	35,020
546	Range Resources Corporation	16,620
18,856	Southwestern Energy Company(a)	123,507
6,000	Suncor Energy, Inc.	192,231
3,796	TotalEnergies S.E.	258,152
1,000	Tourmaline Oil Corporation	44,975
13,900	Vermilion Energy, Inc.	167,538
14,500	Whitecap Resources, Inc.	97,070
		4,159,007
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
3,881	Baker Hughes Company	132,653
2,140	ChampionX Corporation	62,509
3,524	Halliburton Company	127,393
770	Helmerich & Payne, Inc.	27,889
6,476	Liberty Oilfield Services, Inc., Class A	117,475
969	Noble Corp plc	46,667
1,425	NOV, Inc.	28,899
8,724	Patterson-UTI Energy, Inc.	94,219
3,908	Schlumberger Ltd.	203,373
4,187	Transocean Ltd.(a)	26,587
		867,664
	REAL ESTATE INVESTMENT TRUSTS - 14.5%
19,700	American Homes 4 Rent, Class A	708,412
4,000	American Tower Corporation, A	863,520
15,000	Americold Realty Trust, Inc.	454,050
4,500	AvalonBay Communities, Inc.	842,490
5,500	Camden Property Trust	546,095
18,000	CTO Realty Growth, Inc.	311,940
1,000	Equinix, Inc.	805,390
15,300	Highwoods Properties, Inc.	351,288
20,000	InvenTrust Properties Corporation	506,800

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 37.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 14.5% (Continued)
14,500	Plymouth Industrial REIT, Inc.	$349,015
378	PotlatchDeltic Corporation	18,560
6,500	Prologis, Inc.	866,450
2,750	Public Storage	838,750
1,623	Rayonier, Inc.	54,224
3,700	SBA Communications Corporation, A	938,653
5,400	Sun Communities, Inc.	721,710
17,500	Ventas, Inc.	872,200
7,300	Welltower, Inc.	658,241
2,682	Weyerhaeuser Company	93,253
		10,801,041
	RENEWABLE ENERGY - 0.1%
155	Array Technologies, Inc.(a)	2,604
266	Enphase Energy, Inc.(a)	35,149
223	First Solar, Inc.(a)	38,419
2,163	Shoals Technologies Group, Inc., Class A(a)	33,613
		109,785
	RESIDENTIAL REIT - 1.1%
6,750	Equity Residential	412,830
11,000	Invitation Homes, Inc.	375,210
		788,040
	RETAIL REIT - 0.8%
6,000	Brixmor Property Group, Inc.	139,620
10,300	NNN REIT, Inc.	443,930
		583,550
	SELF-STORAGE REIT - 0.9%
4,100	Extra Space Storage, Inc.	657,353

	SEMICONDUCTORS - 0.1%
6,500	SUMCO Corporation	97,487

	STEEL - 0.9%
873	ArcelorMittal S.A. - ADR	24,784
1,303	ATI, Inc. (a)	59,247

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 37.2% (Continued)
	STEEL - 0.9% (Continued)
22,576	Gerdau S.A. - ADR	$109,493
2,200	JFE Holdings, Inc.	34,135
4,200	Nippon Steel Corporation	96,222
539	Nucor Corporation	93,808
1,400	OSAKA Titanium Technologies Company Ltd.	26,931
60	Reliance Steel & Aluminum Company	16,781
740	Steel Dynamics, Inc.	87,394
1,095	Ternium S.A. - ADR	46,505
1,847	United States Steel Corporation	89,857
		685,157
	WHOLESALE - CONSUMER STAPLES - 0.2%
1,772	Bunge Global S.A.	178,883

	TOTAL COMMON STOCKS (Cost $26,503,962)	27,876,520

	EXCHANGE-TRADED FUNDS — 19.3%
	EQUITY - 19.3%
588,600	Timothy Plan Market Neutral ETF (b) (Cost $14,652,774)	14,374,730

	PRECIOUS METALS - PHYSICAL HOLDING — 16.9%
	PRECIOUS METAL - 16.9%
6,143	GOLD BARS - XAU BGN CURNCY (a) (Cost $7,240,876)	12,673,732

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 23.7%
	U.S. TREASURY INFLATION PROTECTED — 23.7%
1,654,856	United States Treasury Inflation Indexed Bonds	0.6250	01/15/24	1,650,466
1,730,164	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	1,716,979
2,255,483	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	2,239,032
2,212,207	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,233,965
2,026,895	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,920,716
961,946	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	957,357
1,498,743	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,437,052
1,519,012	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,573,173
2,903,598	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	2,599,506
330,163	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	341,306
1,589,454	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	995,495
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,383,030)			17,665,047

Shares
	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
1,890,336	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $1,890,336)(c)			1,890,336

	TOTAL INVESTMENTS - 99.6% (Cost $69,670,978)			$74,480,365
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%			293,286
	NET ASSETS - 100.0%			$74,773,651

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 65.9%
	EQUITY - 65.9%
121,006	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,736,732
207,956	Timothy Plan International ETF(a)	5,499,646
209,700	Timothy Plan Market Neutral ETF(a)	5,121,272
225,039	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	5,128,616
114,923	Timothy Plan US Small Cap Core ETF(a)	4,065,976
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,249,616)	22,552,242

	OPEN END FUNDS — 31.6%
	EQUITY - 13.3%
382,363	Timothy Plan International Fund, Class A(a)	4,565,419

	FIXED INCOME - 18.3%
453,808	Timothy Plan Fixed Income Fund, Class A(a)	4,184,113
236,656	Timothy Plan High Yield Bond Fund, Class A(a)	2,073,107
		6,257,220

	TOTAL OPEN END FUNDS (Cost $11,199,532)	10,822,639

	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
872,780	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $872,780)(b)	872,780

	TOTAL INVESTMENTS - 100.1% (Cost $34,321,928)	$34,247,661
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(40,552)
	NET ASSETS - 100.0%	$34,207,109

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN CONSERVATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.8%
	EQUITY - 48.8%
102,160	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,310,502
131,744	Timothy Plan International ETF(a)	3,484,128
236,100	Timothy Plan Market Neutral ETF(a)	5,766,010
202,686	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	4,619,194
75,405	Timothy Plan US Small Cap Core ETF(a)	2,667,829
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,839,641)	18,847,663

	OPEN END FUNDS — 48.2%
	EQUITY - 11.6%
374,052	Timothy Plan International Fund, Class A(a)	4,466,181

	FIXED INCOME - 36.6%
1,260,743	Timothy Plan Fixed Income Fund, Class A(a)	11,624,052
286,914	Timothy Plan High Yield Bond Fund, Class A(a)	2,513,369
		14,137,421

	TOTAL OPEN END FUNDS (Cost $20,099,481)	18,603,602

	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
1,202,887	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $1,202,887)(b)	1,202,887

	TOTAL INVESTMENTS - 100.1% (Cost $40,142,009)	$38,654,152
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(37,293)
	NET ASSETS - 100.0%	$38,616,859

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 41.3%
	EQUITY - 41.3%
295,000	Timothy Plan High Dividend Stock Enhanced ETF(a)			$6,671,867
27,500	Timothy Plan High Dividend Stock ETF(a)			910,693
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,197,973)			7,582,560

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.9%
	CHEMICALS — 1.4%
85,000	Nutrien Ltd.	4.0000	12/15/26	83,079
195,000	Nutrien Ltd.	2.9500	05/13/30	176,314
				259,393
	COMMERCIAL SUPPORT SERVICES — 0.7%
70,000	Republic Services, Inc.	5.0000	04/01/34	71,805
50,000	Waste Management, Inc.	4.6250	02/15/33	50,252
				122,057
	ELECTRIC UTILITIES — 2.1%
245,000	American Electric Power Company, Inc.	3.2000	11/13/27	233,354
45,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	44,865
95,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	97,448
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,406
				397,073
	GAS & WATER UTILITIES — 1.3%
240,000	NiSource, Inc.	3.4900	05/15/27	231,252

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	53,378

	MACHINERY — 1.4%
100,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	99,820
170,000	John Deere Capital Corporation	3.9000	06/07/32	164,169
				263,989

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.9% (Continued)
	METALS & MINING — 1.5%
140,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	$145,511
120,000	Rio Tinto Finance USA plc	5.0000	03/09/33	125,033
				270,544
	OIL & GAS PRODUCERS — 4.1%
185,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	191,118
220,000	Energy Transfer Operating, L.P.	6.2500	04/15/49	228,047
125,000	Energy Transfer, L.P.	5.7500	02/15/33	128,957
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	73,400
115,000	Phillips 66 Company	3.6050	02/15/25	112,993
				734,515
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
170,000	Digital Realty Trust, L.P.	3.7000	08/15/27	163,977
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	112,041
				276,018
	RETAIL - CONSUMER STAPLES — 0.9%
175,000	Dollar General Corporation	4.1250	05/01/28	171,511

	RETAIL - DISCRETIONARY — 1.1%
205,000	Tractor Supply Company	5.2500	05/15/33	210,181

	TRANSPORTATION & LOGISTICS — 1.6%
55,000	Canadian Pacific Railway Company	2.9000	02/01/25	53,672
240,000	CSX Corporation	3.2500	06/01/27	231,302
				284,974

	TOTAL CORPORATE BONDS (Cost $3,256,796)			3,274,885

	NON U.S. GOVERNMENT & AGENCIES — 1.3%
	LOCAL AUTHORITY — 1.3%
250,000	Province of Ontario Canada (Cost $245,850)	2.5000	04/27/26	239,851

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 38.1%
	AGENCY FIXED RATE — 20.4%
107,471	Fannie Mae Pool FM5537	2.0000	01/01/36	$97,111
70,600	Fannie Mae Pool MA4316	2.5000	04/01/36	65,056
20,380	Fannie Mae Pool MA4475	2.5000	10/01/41	18,079
60,938	Fannie Mae Pool MA4617	3.0000	04/01/42	55,720
46,367	Fannie Mae Pool FM4053	2.5000	08/01/50	40,039
51,022	Fannie Mae Pool CA8897	3.0000	02/01/51	45,705
7,606	Fannie Mae Pool MA4258	3.5000	02/01/51	7,086
20,143	Fannie Mae Pool FM6550	2.0000	03/01/51	16,758
46,012	Fannie Mae Pool FS1564	2.0000	04/01/51	37,724
38,968	Fannie Mae Pool CB0855	3.0000	06/01/51	34,584
61,668	Fannie Mae Pool FS3744	2.0000	07/01/51	50,681
103,864	Fannie Mae Pool FS1807	3.5000	07/01/51	96,793
47,640	Fannie Mae Pool FS4624	2.5000	11/01/51	40,796
162,333	Fannie Mae Pool FS6141	2.0000	01/01/52	133,835
52,806	Fannie Mae Pool CB2857	2.5000	02/01/52	45,401
100,368	Fannie Mae Pool CB3486	3.5000	05/01/52	92,207
70,233	Fannie Mae Pool FS1704	4.0000	05/01/52	67,171
121,113	Fannie Mae Pool BV9960	4.0000	06/01/52	115,181
104,804	Fannie Mae Pool FS3071	3.0000	07/01/52	93,766
164,010	Fannie Mae Pool FS3392	4.0000	09/01/52	155,334
93,313	Fannie Mae Pool FS3159	4.5000	10/01/52	90,907
92,331	Fannie Mae Pool FS4075	5.0000	04/01/53	91,995
101,094	Fannie Mae Pool FS5044	4.5000	06/01/53	98,698
43,256	Fannie Mae Pool FS4621	5.0000	06/01/53	43,261
101,907	Fannie Mae Pool FS5850	6.0000	09/01/53	103,640
49,007	Ginnie Mae I Pool 723248	5.0000	10/15/39	49,490
48,947	Ginnie Mae I Pool 783403	3.5000	09/15/41	46,172
42,435	Ginnie Mae II Pool MA3376	3.5000	01/20/46	40,110
31,715	Ginnie Mae II Pool MA3596	3.0000	04/20/46	29,202
27,169	Ginnie Mae II Pool MA3663	3.5000	05/20/46	25,635
35,283	Ginnie Mae II Pool MA3736	3.5000	06/20/46	33,286
11,973	Ginnie Mae II Pool MA4509	3.0000	06/20/47	10,998
33,634	Ginnie Mae II Pool MA4652	3.5000	08/20/47	31,699
31,691	Ginnie Mae II Pool MA4719	3.5000	09/20/47	29,866

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 38.1% (Continued)
	AGENCY FIXED RATE — 20.4% (Continued)
60,580	Ginnie Mae II Pool MA4778	3.5000	10/20/47	$57,086
23,100	Ginnie Mae II Pool MA6092	4.5000	08/20/49	22,717
17,745	Ginnie Mae II Pool MA6156	4.5000	09/20/49	17,467
43,509	Ginnie Mae II Pool BN2662	3.0000	10/20/49	39,466
19,156	Ginnie Mae II Pool MA6221	4.5000	10/20/49	18,938
16,881	Ginnie Mae II Pool MA6478	5.0000	02/20/50	17,035
21,085	Ginnie Mae II Pool MA6544	4.5000	03/20/50	20,837
13,292	Ginnie Mae II Pool MA6545	5.0000	03/20/50	13,417
95,267	Ginnie Mae II Pool MA6598	2.5000	04/20/50	83,716
21,006	Ginnie Mae II Pool MA6600	3.5000	04/20/50	19,754
19,079	Ginnie Mae II Pool MA6601	4.0000	04/20/50	18,405
24,824	Ginnie Mae II Pool MA6603	5.0000	04/20/50	25,052
46,392	Ginnie Mae II Pool MA7255	2.5000	03/20/51	40,613
37,681	Ginnie Mae II Pool MA7418	2.5000	06/20/51	32,992
57,075	Ginnie Mae II Pool MA7419	3.0000	06/20/51	51,853
50,877	Ginnie Mae II Pool MA7472	2.5000	07/20/51	44,568
63,434	Ginnie Mae II Pool CE1974	3.0000	08/20/51	58,160
73,762	Ginnie Mae II Pool CE1990	2.5000	09/20/51	64,500
129,878	Ginnie Mae II Pool MA7705	2.5000	11/20/51	113,685
133,783	Ginnie Mae II Pool MA7768	3.0000	12/20/51	121,221
56,349	Ginnie Mae II Pool MA7829	3.5000	01/20/52	52,482
74,376	Ginnie Mae II Pool MA7939	4.0000	03/20/52	71,015
137,340	Ginnie Mae II Pool MA7987	2.5000	04/20/52	120,183
131,434	Ginnie Mae II Pool MA8098	3.0000	06/20/52	119,079
107,990	Ginnie Mae II Pool MA8268	4.5000	09/20/52	105,469
92,788	Ginnie Mae II Pool MA8800	5.0000	04/20/53	92,278
172,809	Ginnie Mae II Pool MA8943	3.0000	06/20/53	156,928
103,770	Ginnie Mae II Pool MA9017	5.5000	07/20/53	104,479
	TOTAL AGENCY FIXED RATE (Cost $3,905,309)			3,737,381

	U.S. TREASURY NOTES — 17.7%
280,000	United States Treasury Note	2.2500	11/15/24	273,733
70,000	United States Treasury Note	2.0000	08/15/25	67,372
565,000	United States Treasury Note	0.6250	07/31/26	517,703

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 38.1% (Continued)
	U.S. TREASURY NOTES — 17.7% (Continued)
475,000	United States Treasury Note	1.2500	09/30/28	$421,414
515,000	United States Treasury Note	1.2500	08/15/31	426,907
435,000	United States Treasury Note	3.5000	02/15/33	422,664
430,000	United States Treasury Note	1.7500	08/15/41	300,278
250,000	United States Treasury Note	2.0000	08/15/51	164,121
700,000	United States Treasury Note	3.6250	02/15/53	649,523
	TOTAL U.S. TREASURY NOTES (Cost $3,288,363)			3,243,715

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,193,672)			6,981,096

Shares
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
223,033	Fidelity Money Market Government Portfolio Class I, 5.24% (Cost $223,033)(c)			223,033

	TOTAL INVESTMENTS - 99.8% (Cost $19,117,324)			$18,301,425
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			39,444
	NET ASSETS - 100.0%			$18,340,869

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Investment in affiliate.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is 191,118 or 1.0% of net assets.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.